FORM 13F

                           UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                        FORM 13F COVER PAGE

       Report for Calendar Year or Quarter Ended: September 30, 2005

     Check here if Amendment [  ]; Amendment Number:  _______________

                  This Amendment (Check only one):


  	                 [  ]  is a restatement.

	                 [  ]  adds new holdings entries.


Institutional Investment Manager Filing This Report:

Name:  Allmerica Financial Investment Management Services, Inc.

Address:  440 Lincoln Street, Worcester, Massachusetts 01653





Form 13F File Number:  28-10284

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John P. Kavanaugh

Title:  President

Phone: (508) 855-2151





Signature, Place, and Date of Signing:

/s/ John P. Kavanaugh
[Signature] John P. Kavanaugh

Worcester, Massachusetts
[City, State]

November 7, 2005
[Date]

Report Type (Check only one):

[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ x ]	13F NOTICE. (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]


Jennison Associates LLC					     28-74
T. Rowe Price Associates, Inc.			     28-115
Cramer Rosenthal McGlynn, LLC				     28-05009
UBS Global Asset Management (Americas) Inc.	     28-2682
Goldman Sachs Asset Management, L.P. (?GSAM?),	     028-04981
     (filed by Goldman Sachs & Co. on behalf of GSAM)
Opus Investment Management, Inc.			     028-05067
GE Asset Management Incorporated			     28-05827
Grantham, Mayo, Van Otterloo & Co. LLC		     028-03377
J.P. Morgan Investment Management Inc.		     28-694